Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	Dec. 31, 2021
Computers and Peripheral Equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	7.00%